Portfolio of Investments September 30, 2025
JRI
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 143.1% (98.4% of Total Investments)
268971149 COMMON STOCKS - 71.6% (49.2% of Total Investments) 268971149
CAPITAL GOODS - 0.5%
14,850 Vinci SA $ 2,063,734
TOTAL CAPITAL GOODS 2,063,734
ENERGY - 10.2%
115,981 Enbridge Inc 5,852,401
487,884 Energy Transfer LP 8,372,089
70,080 Enterprise Products Partners LP 2,191,402
27,679 Gibson Energy Inc 514,519
148,642 Kinder Morgan Inc 4,208,055
68,878 MPLX LP 3,440,456
54,936 ONEOK Inc 4,008,680
92,782 Pembina Pipeline Corp 3,751,414
133,141 Plains All American Pipeline LP 2,271,385
37,493 TC Energy Corp 2,038,583
24,276 Williams Cos Inc/The 1,537,885
TOTAL ENERGY 38,186,869
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 34.2%
74,742 Acadia Realty Trust 1,506,051
7,904 Aedifica SA 586,808
2,404 Agree Realty Corp 170,780
113,959 Apple Hospitality REIT Inc 1,368,648
109,540 Armada Hoffler Properties Inc 767,875
118,869 British Land Co PLC/The 558,915
13,571 Brixmor Property Group Inc 375,645
334,764 Broadstone Net Lease Inc 5,982,233
514,334 CapitaLand Ascendas REIT 1,113,015
740,467 CapitaLand Integrated Commercial Trust 1,315,028
65,913 (a) Carmila SA 1,362,837
20,937 Centerspace 1,233,189
93,588 Charter Hall Long Wale REIT 272,131
265,484 Charter Hall Retail REIT 723,667
77,719 Community Healthcare Trust Inc 1,189,101
24,275 COPT Defense Properties 705,432
16,033 Cousins Properties Inc 463,995
85,983 Crombie Real Estate Investment Trust 931,066
57,113 Crown Castle Inc 5,510,833
115,731 CT Real Estate Investment Trust 1,348,823
30,329 CubeSmart 1,233,177
490 Daiwa Securities Living Investments Corp 355,859
36,137 (a) Derwent London PLC 849,861
240,500 Dexus 1,141,851
253,041 (a) Dream Industrial Real Estate Investment Trust 2,260,041
38,773 Equity Residential 2,509,776
17,286 Extra Space Storage Inc 2,436,289
7,524 Federal Realty Investment Trust 762,256
589,079 (a),(b) FIBRA Macquarie Mexico 1,009,381
132,415 Four Corners Property Trust Inc 3,230,926
1,905,752 Frasers Centrepoint Trust 3,428,408
127,768 Gaming and Leisure Properties Inc 5,955,267
17,213 Gecina SA 1,729,212
538 GLP J-Reit 496,582
86,873 (a) GO Residential Real Estate Investment Trust 1,098,943
97,312 Hammerson PLC 381,215
96,342 Highwoods Properties Inc 3,065,602
2,397 Invincible Investment Corp 1,093,029
688 Japan Metropolitan Fund Invest 529,182
1,941 KDX Realty Investment Corp 2,211,248
94,407 Kimco Realty Corp 2,062,793
20,100 Lamar Advertising Co, Class A 2,460,642
1,699 LaSalle Logiport REIT 1,648,337

Portfolio of Investments September 30, 2025
(continued)
JRI

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
4,155 Lineage Inc $ 160,549
68,901 Link REIT 354,012
1,626,446 LondonMetric Property PLC 3,984,849
266,533 LXP Industrial Trust 2,388,136
959,430 Mapletree Industrial Trust 1,585,239
417,760 Mapletree Logistics Trust 405,636
18,121 Mid-America Apartment Communities Inc 2,532,047
126 Mitsui Fudosan Accommodations Fund Inc 112,519
29,561 Montea NV 2,386,018
85,370 NETSTREIT Corp 1,541,782
110,526 Nexus Industrial REIT 612,313
26,568 NNN REIT Inc 1,131,000
2,889,477 (a) NTT DC REIT 2,889,477
135,807 Omega Healthcare Investors Inc 5,733,772
1,736 Orix JREIT Inc 1,177,073
51,862 Postal Realty Trust Inc, Class A 813,715
145,136 Primaris Real Estate Investment Trust 1,598,717
38,116 Realty Income Corp 2,317,072
3,875 Ryman Hospitality Properties Inc 347,161
251,772 Sabra Health Care REIT Inc 4,693,030
422,724 Scentre Group 1,140,246
32,265 (a) Segro PLC 285,095
36,406 Simon Property Group Inc 6,832,314
210,753 SITE Centers Corp 1,898,885
19,228 SL Green Realty Corp 1,150,027
7,608 (a) Smartstop Self Storage REIT Inc 286,365
12,815 STAG Industrial Inc 452,241
4,265 Star Asia Investment Corp 1,739,426
623,966 Tritax Big Box REIT PLC 1,216,225
72,544 UDR Inc 2,702,989
3,431 Unibail-Rodamco-Westfield 361,335
219,339 UNITE Group PLC/The 2,124,300
47,037 Warehouses De Pauw CVA 1,179,196
506,191 Waypoint REIT Ltd 903,583
8,419 Wereldhave NV 188,305
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 128,660,598
FINANCIAL SERVICES - 1.1%
48,465 Apollo Commercial Real Estate Finance Inc 490,951
31,176 Blackstone Mortgage Trust Inc, Class A 573,950
35,045 KKR Real Estate Finance Trust Inc 315,405
134,290 Starwood Property Trust Inc 2,601,197
TOTAL FINANCIAL SERVICES 3,981,503
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
383,706 Sienna Senior Living Inc 5,141,997
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,141,997
MATERIALS - 0.5%
5,006,572 Keppel Infrastructure Trust 1,804,764
TOTAL MATERIALS 1,804,764
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
367,813 Capitaland India Trust 342,165
158,839 Cibus Nordic Real Estate AB publ 2,860,634
420,367 Hongkong Land Holdings Ltd 2,660,923
1,509,255 Sirius Real Estate Ltd 1,984,126
434,042 Swire Properties Ltd 1,235,336
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 9,083,184
TELECOMMUNICATION SERVICES - 0.6%
366,693 HKT Trust & HKT Ltd 542,162
144,667 Infrastrutture Wireless Italiane SpA 1,700,045
TOTAL TELECOMMUNICATION SERVICES 2,242,207

SHARES DESCRIPTION VALUE
TRANSPORTATION - 3.7%
88,092 (a),(b) Aena SME SA $ 2,408,375
419,294 Atlas Arteria Ltd 1,361,618
602,378 Dalrymple Bay Infrastructure Ltd 1,742,412
172,450 Enav SpA 876,499
9,341 Grupo Aeroportuario del Pacifico SAB de CV, ADR 2,215,592
12,156 Grupo Aeroportuario del Sureste SAB de CV, ADR 3,930,399
135,621 Transurban Group 1,237,386
TOTAL TRANSPORTATION 13,772,281
UTILITIES - 17.0%
66,965 Capital Power Corp 3,144,473
118,810 CK Infrastructure Holdings Ltd 779,495
110,543 Clearway Energy Inc, Class A 2,976,923
104,024 Dominion Energy Inc 6,363,148
6,360 Duke Energy Corp 787,050
717,573 Enel SpA 6,800,109
88,432 Engie SA 1,900,981
8,394 Entergy Corp 782,237
122,040 Evergy Inc 9,277,481
6,167 Eversource Energy 438,720
56,949 Exelon Corp 2,563,275
127,496 Iberdrola SA 2,413,415
90,665 Italgas SpA 835,188
415,574 National Grid PLC 5,971,241
63,243 National Grid PLC, Sponsored ADR 4,595,869
41,193 NextEra Energy Inc 3,109,660
38,266 (a) Northwestern Energy Group Inc 2,242,770
22,130 OGE Energy Corp 1,023,955
143,646 Pennon Group PLC 906,159
8,358 Pinnacle West Capital Corp 749,378
36,774 Redeia Corp SA 710,021
292,116 Snam SpA 1,753,932
17,467 SSE PLC 409,701
36,218 Veolia Environnement SA 1,235,106
19,755 WEC Energy Group Inc 2,263,725
TOTAL UTILITIES 64,034,012
TOTAL COMMON STOCKS
(Cost $235,728,696) 268,971,149
SHARES DESCRIPTION RATE VALUE
4959896 CONVERTIBLE PREFERRED SECURITIES - 1.3% (0.9% of Total Investments) 4959896
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
13,313 Kimco Realty Corp 7 .250% 792,523
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 792,523
UTILITIES - 1.1%
8,550 NextEra Energy Inc 4 .635 402,106
45,100 NextEra Energy Inc 7 .299 2,249,137
38,500 PG&E Corp 6 .000 1,516,130
TOTAL UTILITIES 4,167,373
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $5,034,851) 4,959,896
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
173250802 CORPORATE BONDS - 46.1% (31.7% of Total Investments) (c) 173250802
AUTOMOBILES & COMPONENTS - 0.2%
$ 605,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 624,971
TOTAL AUTOMOBILES & COMPONENTS 624,971
CAPITAL GOODS - 1.5%
1,600,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 1,628,338
990,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 1,023,957
305,000 (b) AmeriTex HoldCo Intermediate LLC 7 .625 08/15/33 317,440

Portfolio of Investments September 30, 2025
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 1,080,000 (b) Chart Industries Inc 7 .500% 01/01/30 $ 1,123,994
575,000 (b) Dcli Bidco LLC 7 .750 11/15/29 597,869
450,000 (b) Herc Holdings Inc 7 .250 06/15/33 469,756
250,000 (b) Quikrete Holdings Inc 6 .750 03/01/33 259,923
300,000 (b) Terex Corp 6 .250 10/15/32 305,609
TOTAL CAPITAL GOODS 5,726,886
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
410,000 (b),(d) Clean Harbors Inc 5 .750 10/15/33 413,582
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 413,582
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
250,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 240,058
715,000 (b) Cougar JV Subsidiary LLC 8 .000 05/15/32 760,186
1,000,000 (b) Kohl's Corp 10 .000 06/01/30 1,087,336
705,000 (b) LCM Investments Holdings II LLC 4 .875 05/01/29 690,726
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,778,306
CONSUMER SERVICES - 2.8%
EUR 300,000 (e),(f) Accor SA, Reg S 7 .250 N/A 387,220
360,000 Choice Hotels International Inc 5 .850 08/01/34 368,187
1,500,000 (b) Churchill Downs Inc 5 .750 04/01/30 1,498,648
725,000 (b) Hilton Domestic Operating Co Inc 5 .875 03/15/33 740,077
600,000 (b) Light & Wonder International Inc 6 .250 10/01/33 601,020
955,000 (b) Marriott Ownership Resorts Inc 6 .500 10/01/33 950,630
400,000 (b) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 344,681
995,000 MGM Resorts International 6 .500 04/15/32 1,013,700
250,000 (b) Motion Bondco DAC 6 .625 11/15/27 244,754
480,000 (b) NCL Corp Ltd 5 .875 01/15/31 479,982
1,215,000 Piedmont Operating Partnership LP 9 .250 07/20/28 1,349,130
695,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6 .625 05/01/32 708,075
295,000 (b) Vail Resorts Inc 5 .625 07/15/30 296,844
700,000 (b) Viking Ocean Cruises Ship VII Ltd 5 .625 02/15/29 699,398
690,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 700,681
TOTAL CONSUMER SERVICES 10,383,027
ENERGY - 13.1%
705,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5 .750 10/15/33 701,874
1,190,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 1,220,681
935,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 936,293
1,250,000 (b) Buckeye Partners LP 6 .875 07/01/29 1,295,465
500,000 (b) CITGO Petroleum Corp 8 .375 01/15/29 519,596
510,000 (b) CNX Midstream Partners LP 4 .750 04/15/30 489,057
325,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5 .500 06/15/31 321,979
300,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7 .500 12/15/33 325,560
900,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7 .375 06/30/33 915,207
2,122,000 (f) Enbridge Inc 6 .000 01/15/77 2,127,946
1,500,000 (f) Enbridge Inc 6 .250 03/01/78 1,515,263
930,000 (f) Enbridge Inc 8 .500 01/15/84 1,063,655
1,228,000 (f) Enbridge Inc 7 .625 01/15/83 1,330,802
1,488,000 (f) Enbridge Inc 5 .500 07/15/77 1,480,374
650,000 (f) Enbridge Inc 5 .750 07/15/80 656,248
1,905,000 (e),(f) Energy Transfer LP 7 .125 N/A 1,968,431
1,117,000 (f),(g) Energy Transfer LP (TSFR3M + 3.279%) 7 .575 11/01/66 1,113,343
493,000 (f) Energy Transfer LP 8 .000 05/15/54 526,831
648,000 (f) Energy Transfer LP 7 .125 10/01/54 670,723
683,000 (e),(f) Energy Transfer LP 6 .500 N/A 685,548
1,002,000 (f) Energy Transfer LP 6 .750 02/15/56 1,000,194
2,294,000 (f) Enterprise Products Operating LLC 5 .375 02/15/78 2,278,321
1,583,000 (f) Enterprise Products Operating LLC 5 .250 08/16/77 1,581,298
CAD 515,000 (f) Gibson Energy Inc 5 .250 12/22/80 369,540
1,245,000 (b) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 1,313,057
375,000 (b) Harvest Midstream I LP 7 .500 05/15/32 383,064
CAD 780,000 (f) Inter Pipeline Ltd/AB 6 .625 11/19/79 582,705

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
CAD 1,110,000 (f) Keyera Corp 5 .950% 03/10/81 $ 821,019
CAD 670,000 (f) Keyera Corp 6 .875 06/13/79 511,616
$ 1,055,000 ONEOK Inc 5 .050 11/01/34 1,040,419
390,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 387,603
665,000 (e),(f),(g) Plains All American Pipeline LP (TSFR3M + 4.372%) 8 .583 N/A 665,997
150,000 (b) Rockies Express Pipeline LLC 6 .750 03/15/33 156,572
350,000 (b) Rockies Express Pipeline LLC 4 .800 05/15/30 341,713
725,000 (f) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 757,469
378,000 (f) South Bow Corp 7 .500 03/01/55 401,384
840,000 South Bow USA Infrastructure Holdings LLC 5 .584 10/01/34 844,515
1,325,000 (b) Sunoco LP 6 .250 07/01/33 1,348,641
675,000 (b) Sunoco LP 7 .250 05/01/32 708,400
950,000 (b),(e),(f) Sunoco LP 7 .875 N/A 964,925
300,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6 .000 09/01/31 293,527
330,000 Targa Resources Corp 6 .150 03/01/29 347,659
720,000 Targa Resources Corp 6 .125 03/15/33 765,691
1,386,000 (f) TransCanada PipeLines Ltd 7 .590 05/15/67 1,257,781
286,000 (f) Transcanada Trust 5 .300 03/15/77 284,334
1,151,000 (f) Transcanada Trust 5 .600 03/07/82 1,140,524
1,138,000 (f) Transcanada Trust 5 .500 09/15/79 1,127,432
1,130,000 (f) Transcanada Trust 5 .875 08/15/76 1,130,681
555,000 (b) TransMontaigne Partners LLC 8 .500 06/15/30 578,321
625,000 (b) Transocean International Ltd 8 .000 02/01/27 624,131
260,000 (b),(d) Transocean International Ltd 7 .875 10/15/32 260,000
323,809 (b) Transocean Titan Financing Ltd 8 .375 02/01/28 331,776
720,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7 .125 03/15/29 742,553
3,723,000 (b),(e),(f) Venture Global LNG Inc 9 .000 N/A 3,689,789
425,000 (b) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 447,379
TOTAL ENERGY 49,344,906
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2%
1,170,000 Agree LP 4 .800 10/01/32 1,177,955
565,000 Alexandria Real Estate Equities Inc 5 .250 05/15/36 568,067
735,000 American Assets Trust LP 6 .150 10/01/34 747,996
860,000 American Homes 4 Rent LP 5 .500 02/01/34 887,449
760,000 (b) Diversified Healthcare Trust 7 .250 10/15/30 772,410
1,080,000 Essex Portfolio LP 5 .500 04/01/34 1,121,652
880,000 Extra Space Storage LP 5 .700 04/01/28 908,875
820,000 Federal Realty OP LP 5 .375 05/01/28 841,689
515,000 GLP Capital LP / GLP Financing II Inc 5 .750 06/01/28 529,281
480,000 GLP Capital LP / GLP Financing II Inc 6 .750 12/01/33 520,108
1,635,000 (b) Iron Mountain Inc 6 .250 01/15/33 1,667,725
470,000 Kilroy Realty LP 6 .250 01/15/36 486,084
823,000 Kite Realty Group LP 4 .000 10/01/26 820,779
750,000 Kite Realty Group LP 5 .500 03/01/34 771,175
585,000 (b) Lineage OP LP 5 .250 07/15/30 592,980
575,000 Mid-America Apartments LP 5 .300 02/15/32 598,316
750,000 (b) Millrose Properties Inc 6 .375 08/01/30 762,743
280,000 (b) Millrose Properties Inc 6 .250 09/15/32 280,732
1,255,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 1,333,515
420,000 National Health Investors Inc 5 .350 02/01/33 416,604
2,115,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 2,174,411
385,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 06/15/33 396,508
380,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6 .500 02/15/29 356,871
920,000 Ventas Realty LP 5 .000 01/15/35 920,425
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,654,350
FINANCIAL SERVICES - 1.4%
500,000 (b) Azorra Finance Ltd 7 .750 04/15/30 526,194
215,000 (b) Azorra Finance Ltd 7 .250 01/15/31 223,878
250,000 (b) Freedom Mortgage Holdings LLC 8 .375 04/01/32 262,038
250,000 (b) Freedom Mortgage Holdings LLC 7 .875 04/01/33 257,544

Portfolio of Investments September 30, 2025
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 1,150,000 (b) Hunt Cos Inc 5 .250% 04/15/29 $ 1,121,187
580,000 (f) National Rural Utilities Cooperative Finance Corp 7 .125 09/15/53 609,878
585,000 (b) Starwood Property Trust Inc 7 .250 04/01/29 614,276
1,445,000 (b) Starwood Property Trust Inc 6 .000 04/15/30 1,466,963
TOTAL FINANCIAL SERVICES 5,081,958
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
500,000 (b) CHS/Community Health Systems Inc 5 .250 05/15/30 452,322
285,000 (b) Global Medical Response Inc 7 .375 10/01/32 293,354
275,000 (b) LifePoint Health Inc 11 .000 10/15/30 303,093
625,000 (b) Prime Healthcare Services Inc 9 .375 09/01/29 650,000
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,698,769
MEDIA & ENTERTAINMENT - 0.9%
750,000 (b) Cablevision Lightpath LLC 5 .625 09/15/28 737,756
1,575,000 (b) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 01/15/34 1,361,687
350,000 (b) CSC Holdings LLC 5 .500 04/15/27 332,195
615,000 (b) Directv Financing LLC 8 .875 02/01/30 607,448
296,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 295,668
TOTAL MEDIA & ENTERTAINMENT 3,334,754
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
425,000 (b) Corp Inmobiliaria Vesta SAB de CV 5 .500 01/30/33 429,462
425,000 (b) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 428,868
675,000 Kennedy-Wilson Inc 5 .000 03/01/31 627,894
500,000 Tenet Healthcare Corp 6 .750 05/15/31 517,639
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,003,863
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
500,000 (b) Viasat Inc 6 .500 07/15/28 488,698
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 488,698
TELECOMMUNICATION SERVICES - 1.9%
330,000 (b) Digicel International Finance Ltd / Difl US LLC 8 .625 08/01/32 339,301
300,000 EchoStar Corp 10 .750 11/30/29 330,051
450,000 (b) Level 3 Financing Inc 7 .000 03/31/34 457,789
275,000 (b) Lumen Technologies Inc 4 .500 01/15/29 250,795
865,000 (b) Maya SAS/Paris France 8 .500 04/15/31 927,706
645,000 (b) Maya SAS/Paris France 7 .000 04/15/32 657,774
1,000,000 (b) Sable International Finance Ltd 7 .125 10/15/32 1,015,388
470,000 (b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 486,862
385,000 (b),(d) Windstream Services LLC 7 .500 10/15/33 384,896
1,193,770 (b) Zayo Group Holdings Inc 9 .250 03/09/30 1,143,035
217,515 (b) Zayo Group Holdings Inc 13 .750 09/09/30 206,095
818,000 (b) Zegona Finance PLC 8 .625 07/15/29 870,761
TOTAL TELECOMMUNICATION SERVICES 7,070,453
TRANSPORTATION - 0.7%
700,000 (b) Air Transport Services Group Inc 7 .250 03/15/32 737,122
550,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 572,564
1,200,000 (b) XPO Inc 7 .125 06/01/31 1,255,538
TOTAL TRANSPORTATION 2,565,224
UTILITIES - 16.5%
575,000 AEP Transmission Co LLC 5 .150 04/01/34 586,542
950,000 (b),(f) AES Andes SA 8 .150 06/10/55 1,004,508
1,685,000 (f) AES Corp/The 7 .600 01/15/55 1,745,417
1,422,000 (f) AES Corp/The 6 .950 07/15/55 1,395,515
1,658,000 (f) Alliant Energy Corp 5 .750 04/01/56 1,660,074
CAD 1,425,000 (f) AltaGas Ltd 7 .350 08/17/82 1,075,882
CAD 625,000 (f) AltaGas Ltd 8 .900 11/10/83 501,994
1,957,000 (b),(f) AltaGas Ltd 7 .200 10/15/54 2,024,346
1,295,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375 02/15/32 1,327,286
CAD 675,000 (f) Capital Power Corp 7 .950 09/09/82 536,954
1,350,000 (b) Clearway Energy Operating LLC 3 .750 01/15/32 1,211,812
2,286,000 (f) CMS Energy Corp 6 .500 06/01/55 2,366,808
545,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 566,113

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,608,000 (f) Dominion Energy Inc 7 .000% 06/01/54 $ 1,743,533
4,145,000 (f) Dominion Energy Inc 6 .625 05/15/55 4,289,776
2,408,000 (f) Duke Energy Corp 6 .450 09/01/54 2,543,517
390,000 Duke Energy Progress LLC 5 .100 03/15/34 401,294
411,000 (f) Edison International 8 .125 06/15/53 420,044
261,000 (f) Edison International 7 .875 06/15/54 265,928
656,000 (e),(f) Edison International 5 .000 N/A 621,552
426,000 (e),(f) Edison International 5 .375 N/A 413,591
1,013,000 (b),(e),(f) Electricite de France SA 9 .125 N/A 1,173,786
GBP 800,000 (e),(f) Electricite de France SA, Reg S 5 .875 N/A 1,067,232
816,000 (f) Emera Inc 6 .750 06/15/76 820,182
1,547,000 (f) Entergy Corp 7 .125 12/01/54 1,616,459
733,000 (f) EUSHI Finance Inc 7 .625 12/15/54 768,483
1,630,000 (f) Evergy Inc 6 .650 06/01/55 1,669,283
2,319,000 (f) Exelon Corp 6 .500 03/15/55 2,423,814
1,125,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,046,972
649,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5 .375 04/01/26 642,461
825,000 Interstate Power and Light Co 5 .600 06/29/35 857,123
581,000 (f) NextEra Energy Capital Holdings Inc 6 .750 06/15/54 624,419
943,000 (f) NextEra Energy Capital Holdings Inc 5 .650 05/01/79 947,976
1,892,000 (f) NextEra Energy Capital Holdings Inc 6 .375 08/15/55 1,964,579
2,429,000 (f) NiSource Inc 6 .950 11/30/54 2,527,700
385,000 OGE Energy Corp 5 .450 05/15/29 399,901
955,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 930,770
1,458,000 (f) PG&E Corp 7 .375 03/15/55 1,497,876
808,000 (f) PPL Capital Funding Inc 6 .928 03/30/67 801,754
1,560,000 (f) Sempra 6 .550 04/01/55 1,594,108
608,000 (f) Sempra 6 .375 04/01/56 623,959
2,119,000 (f) Sempra 6 .400 10/01/54 2,165,173
1,276,000 (f) Sempra 6 .875 10/01/54 1,322,153
1,679,000 (f) Southern Co/The 6 .375 03/15/55 1,789,146
275,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 265,325
1,435,000 (b) TerraForm Power Operating LLC 4 .750 01/15/30 1,386,943
2,468,000 (b),(e),(f) Vistra Corp 8 .875 N/A 2,711,451
333,000 (b),(e),(f) Vistra Corp 7 .000 N/A 338,085
537,000 (b),(e),(f) Vistra Corp 8 .000 N/A 549,275
830,000 (b) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 852,181
TOTAL UTILITIES 62,081,055
TOTAL CORPORATE BONDS
(Cost $169,067,229) 173,250,802
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.8% (0.6% of Total Investments) –
1,257,610 Foresight Environmental Infrastructure Ltd 1,183,951
461,495 Greencoat UK Wind PLC/Funds 693,282
736,023 Sdcl Efficiency Income Trust PLC 560,270
597,570 Sequoia Economic Infrastructure Income Fund Ltd 626,366
59,663 Starwood European Real Estate Finance Ltd 69,810
TOTAL INVESTMENT COMPANIES
(Cost $3,858,419) 3,133,679
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 2.9% (2.0% of Total Investments) –
500,000 (b),(g) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .650 06/15/35 501,210
100,000 (g) BANK 2017-BNK6, Series 2017 BNK6 3 .964 07/15/60 94,769
650,000 (b),(g) BMP 2024-MF23, Series 2024 MF23, (TSFR1M + 2.390%) 7 .194 06/15/41 652,662
490,000 (b),(g) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6 .607 10/15/36 489,678
526,043 (b),(g) BX Commercial Mortgage Trust 2021-SOAR, Series 2021
SOAR, (LIBOR 1 M + 1.914%)
1 .910 06/15/38 525,894

Portfolio of Investments September 30, 2025
(continued)
JRI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 600,000 (b),(g) BX TRUST, Series 2022 AHP, (TSFR1M + 2.090%) 6 .240% 01/17/39 $ 599,652
556,786 (b),(g) BX Trust 2021-SDMF, Series 2021 SDMF, (LIBOR 1 M + 1.701%) 2 .911 09/15/34 554,625
500,000 (b),(g) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8 .036 06/15/36 500,005
250,000 (b),(g) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4 .845 01/15/39 249,961
477,792 (b),(g) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 6 .150 06/15/40 479,925
500,000 (b),(g) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7 .062 08/15/34 502,065
595,042 (b),(g) ELP Commercial Mortgage Trust 2021-ELP, Series 2021 ELP,
(TSFR1M + 2.233%)
6 .384 11/15/38 595,033
500,000 (b),(g) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6 .650 07/15/40 501,649
500,000 (b),(g) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6 .725 07/13/42 510,169
500,000 (b),(g) IP 2025-IP Mortgage Trust, Series 2025 IP 6 .025 06/10/42 509,632
371,112 (b),(g) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6 .791 10/15/41 372,876
350,000 (b),(g) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6 .800 09/15/40 350,667
500,000 (b),(g) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5 .850 07/15/42 501,050
310,000 (b),(g) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6 .980 07/15/36 246,875
525,000 (b),(g) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8 .480 07/15/36 356,508
500,000 (b),(g) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5 .900 08/15/42 501,222
525,000 (b),(g) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
6 .391 11/15/41 527,512
500,000 (b),(g) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
6 .442 07/15/37 502,252
390,000 (b),(g) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 390,679
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $11,199,873) 11,016,570
SHARES DESCRIPTION RATE VALUE
61181648 PREFERRED STOCK - 16.3% (11.2% of Total Investments) 61181648
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 11.6%
154,740 Agree Realty Corp 4 .250 2,808,531
43,676 American Homes 4 Rent 6 .250 1,052,591
77,847 American Homes 4 Rent 5 .875 1,860,543
62,746 Armada Hoffler Properties Inc 6 .750 1,382,294
40,643 DiamondRock Hospitality Co 8 .250 1,019,326
81,282 Digital Realty Trust Inc 5 .200 1,776,012
72,413 Digital Realty Trust Inc 5 .850 1,714,016
79,544 Digital Realty Trust Inc 5 .250 1,781,786
78,287 Federal Realty Investment Trust 5 .000 1,675,342
61,308 Kimco Realty Corp 5 .125 1,311,378
85,043 Kimco Realty Corp 5 .250 1,881,151
8,595 LXP Industrial Trust 6 .500 412,646
2,301 Mid-America Apartment Communities Inc 8 .500 128,159
76,540 National Storage Affiliates Trust 6 .000 1,780,320
64,700 Pebblebrook Hotel Trust 6 .300 1,306,940
40,817 Pebblebrook Hotel Trust 6 .375 812,258
50,920 Pebblebrook Hotel Trust 5 .700 918,088
11,879 Public Storage 4 .700 236,867
13,419 Public Storage 5 .050 295,218
35,168 Public Storage 4 .875 735,011
35,300 Public Storage 4 .750 721,532
26,493 Public Storage 4 .000 457,799
34,150 Public Storage 4 .125 598,650
31,013 Public Storage 4 .625 608,785
26,845 Public Storage 4 .000 458,244
22,989 Public Storage 4 .100 405,756
67,878 Regency Centers Corp 5 .875 1,621,605
69,315 Regency Centers Corp 6 .250 1,686,434
38,399 Rexford Industrial Realty Inc 5 .875 894,697

SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
90,103 Rexford Industrial Realty Inc 5 .625% $ 2,052,546
10,819 RLJ Lodging Trust 1 .950 272,963
38,516 Summit Hotel Properties Inc 6 .250 747,596
20,251 Summit Hotel Properties Inc 5 .875 389,629
39,669 Sunstone Hotel Investors Inc 6 .125 844,950
50,174 Sunstone Hotel Investors Inc 5 .700 1,059,173
18,724 UMH Properties Inc 6 .375 424,099
84,166 Vornado Realty Trust 5 .250 1,526,771
76,383 Vornado Realty Trust 4 .450 1,141,926
74,302 Vornado Realty Trust 5 .250 1,319,604
84,525 Vornado Realty Trust 5 .400 1,505,390
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 43,626,626
FINANCIAL SERVICES - 0.1%
25,426 Brookfield Finance Inc 4 .625 405,545
TOTAL FINANCIAL SERVICES 405,545
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
25,270 Brookfield Property Partners LP 6 .500 376,523
10,309 Brookfield Property Partners LP 6 .375 155,357
33,228 Brookfield Property Partners LP 5 .750 445,255
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 977,135
UTILITIES - 4.4%
25,854 BIP Bermuda Holdings I Ltd 5 .125 443,396
41,127 Brookfield BRP Holdings Canada Inc 4 .625 637,469
13,470 Brookfield Infrastructure Finance ULC 5 .000 227,778
63,126 Brookfield Infrastructure Partners LP 5 .125 1,113,543
20,719 Brookfield Infrastructure Partners LP 5 .000 360,510
73,684 Brookfield Renewable Partners LP 5 .250 1,393,364
18,823 CMS Energy Corp 5 .875 454,387
20,157 CMS Energy Corp 5 .875 479,334
11,638 CMS Energy Corp 5 .625 285,713
30,188 DTE Energy Co 5 .250 672,589
16,133 DTE Energy Co 4 .375 298,622
49,662 DTE Energy Co 6 .250 1,260,918
19,133 DTE Energy Co 4 .375 346,499
37,004 Duke Energy Corp 5 .625 924,730
43,220 Duke Energy Corp 5 .750 1,080,932
34,128 Georgia Power Co 5 .000 802,349
22,463 SCE Trust VII 7 .500 523,388
20,225 SCE Trust VIII 6 .950 440,096
50,099 Southern Co/The 4 .200 928,835
16,742 Southern Co/The 5 .250 380,378
23,176 Southern Co/The 4 .950 486,233
37,975 Southern Co/The 6 .500 979,375
66,475 (d) Xcel Energy Inc 6 .250 1,651,904
TOTAL UTILITIES 16,172,342
TOTAL PREFERRED STOCK
(Cost $67,323,975) 61,181,648
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
15541877 VARIABLE RATE SENIOR LOAN INTERESTS - 4.1% (2.8% of Total Investments) 15541877
AUTOMOBILES & COMPONENTS - 0.2%
$ 600,000 (g) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/28/32 601,125
TOTAL AUTOMOBILES & COMPONENTS 601,125
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,065,000 (g) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.250%) 7 .442 09/10/32 1,070,543
981,779 (g),(h) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
7 .028 03/27/28 982,397
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,052,940

Portfolio of Investments September 30, 2025
(continued)
JRI

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 0.3%
$ 952,897 (g) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 6 .413% 02/06/30 $ 952,644
TOTAL CONSUMER SERVICES 952,644
FOOD, BEVERAGE & TOBACCO - 0.1%
435,000 (g) Sazerac Company, Inc., Term Loan B, (TSFR1M + 2.500%) 6 .700 07/09/32 438,143
TOTAL FOOD, BEVERAGE & TOBACCO 438,143
MEDIA & ENTERTAINMENT - 0.8%
1,488,750 (g) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
6 .541 12/15/31 1,489,822
646,183 (g),(h) CSC Holdings, LLC, Term Loan B6, (TSFR1M + 4.500%) 8 .650 01/18/28 643,634
1,000,000 (g) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6 .691 02/17/32 998,570
TOTAL MEDIA & ENTERTAINMENT 3,132,026
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
658,350 (g) Hill Top Energy Center LLC, Term Loan B, (TSFR3M + 3.250%) 7 .413 06/28/32 660,509
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 660,509
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
435,000 (g) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8 .913 12/17/29 440,883
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 440,883
TELECOMMUNICATION SERVICES - 0.4%
500,000 (g) GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M +
3.750%)
8 .028 04/28/28 497,148
544,929 (g) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6 .628 04/15/30 542,207
250,000 (g) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 7 .210 12/07/26 200,000
430,281 (g) Virgin Media Bristol LLC, Term Loan N, (TSFR1M + 2.500%) 6 .765 01/31/28 430,348
TOTAL TELECOMMUNICATION SERVICES 1,669,703
TRANSPORTATION - 0.6%
607,145 (g) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5 .752 04/10/31 605,457
1,500,000 (g) NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 3.000%) 7 .123 03/08/32 1,507,500
TOTAL TRANSPORTATION 2,112,957
UTILITIES - 0.9%
1,000,000 (g) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 5 .913 01/31/31 1,000,110
497,500 (g) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8 .502 02/19/32 487,938
987,450 (g) NRG Energy, Inc., Term Loan, (TSFR3M + 1.750%) 6 .064 04/16/31 988,655
1,001,704 (g) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5 .913 12/20/30 1,004,244
TOTAL UTILITIES 3,480,947
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $15,491,904) 15,541,877
TOTAL LONG-TERM INVESTMENTS
(Cost $507,704,947) 538,055,621
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.4%(1.6% of Total Investments)
8,800,000 REPURCHASE AGREEMENTS - 2.4% (1.6% of Total Investments) 8,800,000
8,800,000 (i) Fixed Income Clearing Corporation 4 .150 10/01/25 8,800,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,800,000) 8,800,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,800,000) 8,800,000
TOTAL INVESTMENTS - 145.5%
(Cost $516,504,947) 546,855,621
BORROWINGS - (45.5)% (j),(k) (170,945,000)
OTHER ASSETS & LIABILITIES, NET -  0.0% 59,504
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 375,970,125

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $94,585,118 or 17.3% of Total Investments.
(c) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d) When-issued or delayed delivery security.
(e) Perpetual security. Maturity date is not applicable.
(f) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
15.4% of Total Investments.
(g) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h) Portion of investment purchased on a delayed delivery basis.
(i) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $8,801,014 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $8,976,132.
(j) Borrowings as a percentage of Total Investments is 31.3%.
(k) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $297,202,014 have been pledged as collateral for borrowings.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (54) 12/25 $ (6,160,725) $ (6,214,219) $ (53,494)

Portfolio of Investments September 30, 2025
(continued)
JRI

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JRI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 193,644,574 $ 75,326,575 $ – $ 268,971,149
Convertible Preferred Securities 4,959,896 – – 4,959,896
Corporate Bonds – 173,250,802 – 173,250,802
Investment Companies 2,507,313 626,366 – 3,133,679
Mortgage-Backed Securities – 11,016,570 – 11,016,570
Preferred Stock 59,529,744 1,651,904 – 61,181,648
Variable Rate Senior Loan Interests – 15,541,877 – 15,541,877
Short-Term Investments:
Repurchase Agreements – 8,800,000 – 8,800,000
Investments in Derivatives:
Futures Contracts* (53,494) – – (53,494)
Total $ 260,588,033 $ 286,214,094 $ – $ 546,802,127
* Represents net unrealized appreciation (depreciation).